CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Current liabilities	¥ 3,263,673		$ 512,140	¥ 1,885,990
Short-term borrowings	20,000		3,138	70,000
Loan from a related party				13,050
Accounts payable, current	313,768		49,237	448,981
Amounts due to a related party, current	6,928	[1],[2]	1,087	9,427	[1],[2]
Loyalty payable, current	61,700		9,681	72,627
Advance from customers and deferred revenue, current	122,597		19,238	140,776
Salary and welfare payable, current	65,987		10,353	149,704
Tax payable, current	43,879		6,886	97,144
Lease liabilities, current	11,897		1,867	20,760
Accrued liabilities, current	99,400		15,592	100,088
Accrued liabilities and other current liabilities	¥ 1,334,603		$ 209,428	¥ 763,433
Treasury stock, par value | $ / shares			$ 0.0001
Treasury stock, shares | shares	4,441,353		4,441,353	7,490,634
Variable Interest Entities
Current liabilities	¥ 1,902,280			¥ 1,602,787
Short-term borrowings	0			50,000
Loan from a related party	0			0
Accounts payable, current	255,182			399,858
Amounts due to a related party, current	1,495			4,295
Loyalty payable, current	55,392			66,180
Advance from customers and deferred revenue, current	122,594			140,776
Salary and welfare payable, current	42,237			115,307
Tax payable, current	15,288			98,797
Lease liabilities, current	11,675			20,030
Accrued liabilities, current	99,360			100,088
Accrued liabilities and other current liabilities	1,299,057			607,455
Convertible Debt, Current	¥ 0			¥ 0
Class A Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized | shares	50,000,000		50,000,000	50,000,000
Ordinary shares, shares, issued | shares	42,812,245		42,812,245
Ordinary shares, shares, outstanding | shares	38,370,892		38,370,892	35,321,611
Class B Ordinary Shares
Ordinary shares, par value | $ / shares			$ 0.0001
Ordinary shares, shares authorized | shares	34,248,442		34,248,442	34,248,442
Ordinary shares, shares, issued | shares	32,937,193		32,937,193	32,937,193
Ordinary shares, shares, outstanding | shares	32,937,193		32,937,193	32,937,193

[1]	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB35.6 million, RMB29.2 million and RMB103.3 million for the years ended December 31, 2019, 2021 and 2021, respectively.
[2]	In July 2019, the Company invested RMB3.0 million in a game developing company which the founder’s controlled entity has significant influence in. The investment was measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The investment was fully impaired as of December 31, 2021 (Note 6). In 2019 the Group entered into a game cooperation agreement with this company and the Group is the principal in the arrangement. The total service fee represents the amount paid to this company in relation to the arrangement.